Property plant and equipment net (Tables)	12 Months Ended
Sep. 30, 2024
Property, plant, and equipment, net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	September 30,	September 30,
	2024	2023

Machinery and equipment	$2,356,528	$9,498,312
Property and buildings	740,140	7,621,567
Vehicles	25,347	215,198
Office equipment	-	86,291
Subtotal	3,122,015	17,421,368
Construction in progress	-	5,162,523
Less: accumulated depreciation	(1,109,060)	(8,749,498)
Property, and equipment, net	$2,012,955	$13,834,393